Revenue Recognition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue Recognition [Abstract]
Schedule of revenue from contracts with customers
	For the Six Months Ended June 30,
	2021	2020
Insurance brokerage commissions	$295,343	$638,574
Securities brokerage commissions	1,178,062	565,517
Market making commissions and fees	1,069,656	2,717,614

Total revenue from contracts with customers	$2,543,061	$3,921,705

Hong Kong	$1,473,405	$1,204,091
Cayman Islands	1,069,656	2,717,614

	$2,543,061	$3,921,705

	Year ended December 31,
	2020	2019	2018
Insurance brokerage commissions	$959,299	$2,648,119	$5,375,531
Securities brokerage commissions	1,890,502	2,210,915	2,025,650
Market making commissions and fees	4,940,623	11,056,431	—
Total revenue from contracts with customers	$7,790,424	$15,915,465	$7,401,181

Hong Kong	$2,777,831	$4,859,034	$7,401,181
Cayman Islands	5,012,593	11,056,431	—
	$7,790,424	$15,915,465	$7,401,181